SCHEDULE OF DISAGGREGATION OF REVENUE BY TIMING OF REVENUE RECOGNITION (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 14,111	$ 19,279	$ 18,032	$ 18,631
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,768	11,979	10,991	11,443
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 5,343	7,300	7,041	7,188
Cleaning Systems [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,979	10,991	11,443
Cleaning Systems [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,979	10,991	11,443
Cleaning Systems [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue		7,300	7,041	7,188
Dishware Washing Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Dishware Washing Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 7,300	$ 7,041	$ 7,188